Contingencies and Litigation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Letters of credit	$ 300
Product Warranty Expense	30	33	34
Product Warranty Accrual	16	18
Brazil Tax And Labor Contingencies [Member]
Loss Contingencies [Line Items]
Unreserved tax and labor contingencies	1,120	1,274
Escrow cash deposits	240
Net book value of assets with liens	16
Letters of credit	$ 237